Rule 497(j)
                              File No. 33-57313



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York  10017
(212) 953-7532






                                                 February 4 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Empire State Municipal Exempt Trust, Guaranteed
                       Series 114
                       File No. 33-57313

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on January 28, 1999 and became effective immediately pursuant to Rule 485(b).

                                       Empire State Municipal Exempt
                                       Trust, Guaranteed Series 114

                                       GLICKENHAUS & CO.
                                       LEBENTHAL & CO. INC.



                                       By:  /s/ MICHAEL J. LYNCH
                                            Michael J. Lynch
                                            as agent for the Sponsors



337760.1